Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants - Summary of Outstanding Warrants to Purchase Redeemable Convertible Preferred Stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrant outstanding	4,330,420	4,730,420
Series A Redeemable Convertible Preferred Stock | July 2012
Exercise Price	$ 1.0000
Warrant outstanding		400,000
Expiration Date	2019-07
Series A Redeemable Convertible Preferred Stock | September 2013
Exercise Price	$ 1.0000
Warrant outstanding	300,000	300,000
Expiration Date	2023-09
Series A Redeemable Convertible Preferred Stock | September 2014
Exercise Price	$ 1.0000
Warrant outstanding	200,000	200,000
Expiration Date	2024-09
Series B Redeemable Convertible Preferred Stock | September 2015
Exercise Price	$ 2.2674
Warrant outstanding	2,109,804	2,109,804
Expiration Date	2025-09
Series B Redeemable Convertible Preferred Stock | June 2016
Exercise Price	$ 2.2674
Warrant outstanding	66,155	66,155
Expiration Date	2026-06
Series C Redeemable Convertible Preferred Stock | June 2017
Exercise Price	$ 2.5915
Warrant outstanding	1,654,461	1,654,461
Expiration Date	2027-06